Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000203194 [Member] | Vanguard Total Bond Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000203194 [Member] | Vanguard Total International Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000203194 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000080843 [Member] | One To 2 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000080843 [Member] | Two To 3 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000080843 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000080841 [Member] | One To 2 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000080841 [Member] | Two To 3 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000080841 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000080842 [Member] | One To 2 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000080842 [Member] | Two To 3 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000080842 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000080846 [Member] | Two To 4 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000080846 [Member] | Four To 6 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000080846 [Member] | Six To 8 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000080846 [Member] | Eight To 10 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000080846 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000080844 [Member] | Two To 4 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000080844 [Member] | Four To 6 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000080844 [Member] | Six To 8 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000080844 [Member] | Eight To 10 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000080844 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000080845 [Member] | Two To 4 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000080845 [Member] | Four To 6 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000080845 [Member] | Six To 8 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000080845 [Member] | Eight To 10 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000080845 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000080855 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000080855 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000080855 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000080855 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000080855 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000080855 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000080855 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000080855 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000080855 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000080855 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000080855 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000080855 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000080855 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000080853 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000080853 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000080853 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000080853 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000080853 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000080853 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000080853 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000080853 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000080853 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000080853 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000080853 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000080853 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000080853 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000080854 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000080854 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000080854 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000080854 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000080854 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000080854 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000080854 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000080854 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000080854 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000080854 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000080854 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000080854 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000080854 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000195056 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000195056 [Member] | Vanguard Short Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000195056 [Member] | Vanguard Long Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000195056 [Member] | Vanguard Intermediate Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000080849 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080849 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000080849 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000080849 [Member] | Over 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000080849 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000080847 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080847 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000080847 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000080847 [Member] | Over 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000080847 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000080848 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080848 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000080848 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000080848 [Member] | Over 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000080848 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000080858 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000080858 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000080858 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000080858 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000080858 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000080858 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000080858 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000080858 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000080858 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000080858 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000080858 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000080858 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000080858 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000080856 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000080856 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000080856 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000080856 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000080856 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000080856 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000080856 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000080856 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000080856 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000080856 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000080856 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000080856 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000080856 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000080857 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000080857 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000080857 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000080857 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000080857 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000080857 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000080857 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000080857 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000080857 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000080857 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000080857 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000080857 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000080857 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000080852 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000080852 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000080852 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000080852 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000080852 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000080852 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000080852 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000080852 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000080852 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000080852 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000080852 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000080852 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000080852 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000080850 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000080850 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000080850 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000080850 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000080850 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000080850 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000080850 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000080850 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000080850 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000080850 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000080850 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000080850 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000080850 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000080851 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000080851 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000080851 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000080851 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000080851 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000080851 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000080851 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000080851 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000080851 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000080851 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000080851 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000080851 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000080851 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000080861 [Member] | Ten To 20 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000080861 [Member] | Twenty To 30 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.10%
C000080861 [Member] | Thirty To 40 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080861 [Member] | Zero To 10 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000080861 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000080859 [Member] | Ten To 20 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000080859 [Member] | Twenty To 30 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.10%
C000080859 [Member] | Thirty To 40 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080859 [Member] | Zero To 10 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000080859 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000080860 [Member] | Ten To 20 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000080860 [Member] | Twenty To 30 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.10%
C000080860 [Member] | Thirty To 40 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080860 [Member] | Zero To 10 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000080860 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%